Summary of Principal Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Summary of Principal Accounting Policies [Abstract]
Schedule of Convertible Loans Measured at Fair Value on a Recurring Basis	The following is a reconciliation of the beginning and ending balances for convertible loans measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of December 31, 2022 and June 30, 2023:
	December 31	June 30	June 30
	2022	2023	2023
	RMB	RMB	US$
Opening balance	27,859	15	2
Conversion of convertible loans	(27,739)	—	—
Loss (gain) on change in fair value of convertible loan	(144)	—	—
Other comprehensive income -foreign exchange translations	39	1	—
Total	15	16	2

Schedule of Property and Equipment are Stated at Cost Less Accumulated Depreciation and Any Recorded Impairment	Property and equipment are stated at cost less accumulated depreciation and any recorded impairment. Property and equipment are depreciated using the straight-line method over the estimated useful lives of the assets, as follows:
Category	Estimated useful life
Furniture, fixtures and equipment	3-5 years
Motor vehicles	5 years

Schedule of Intangible Assets Have Estimated Useful Lives	Intangible assets have estimated useful lives from the date of purchase as follows:
Category	Estimated useful life
Software	5-10 years